Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table For PEO’s	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to NON-PEO NEOs (2)	Total Shareholder Return (TSR) (3)	TSR of Peer Group (3,4)	Net Income	Company Selected Measure – Return on Average Tangible Common Equity (5)
Year(1)	$(000s)	$(000s)	$(000s)	$(000s)	$	$	$(000s)
2025	1,589	1,559	529	505	134.28	160.69	34,394	14.50%
2024	1,378	1,353	458	449	131.17	149.58	27,045	12.35%
2023	1,256	1,191	421	411	127.96	132.25	29,519	14.58%
2022	1,191	1,143	422	401	128.70	135.94	38,990	19.15%
2021	1,149	1,305	397	419	129.25	148.04	36,269	17.64%

(1)
For each of the years presented above, our PEO was Tony C. McKim. In 2021, 2022, 2023 and 2024 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman and Jonathan W. Nicholson. In 2025 our other NEO’s were Richard M. Elder, Sarah J. Tolman, Jonathan W. Nicholson and Tammy L. Plummer.

(2)
The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and non-PEO NEOs.

(3)
TSR is calculated based on a fixed investment of $100 made at the closing price as of December 31, 2020, for the period ending December 31 of each year in the table above, assuming reinvestment of all cash dividends and retention of all stock dividends.

(4)
Peer group as defined on Page 25 under Compensation Benchmarking. Peer group TSR is a weighted average based upon market capitalization. To smooth out potential aberrations, peer companies with the highest and lowest TSR have been removed from each year's calculation. In 2024 Cambridge Bancorp and Codorus Valley Bancorp, Inc. were acquired. They were replaced in the peer group by Peoples Financial Services Corp. and Fidelity D&D Bancorp, Inc. In 2025, Northeast Bank was removed from the peer group. Also in 2025, Enterprise Bancorp, Essa Bancorp, Evans Bancorp, HarborOne Bancorp, and Penns Woods Bancorp were acquired. They were replaced in the peer group by LINKBANCORP, Orange County Bancorp, Norwood Financial Corp., and Franklin Financial Services Corporation.

(5)
Return on Average Tangible Equity calculation is Net Income divided by Average Tangible Equity. See Appendix A for further detail.

	2021		2022		2023		2024		2025
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,149	397	1,191	422	1,256	421	1,378	458	1,589	529
Less: Value of Stock Grants reported in SCT	(183)	(49)	(201)	(60)	(233)	(59)	(244)	(62)	(255)	(79)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	269	55	168	44	194	58	243	61	248	60
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	63	26	(18)	(6)	(22)	(6)	(11)	(4)	(14)	(3)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	7	(10)	3	1	(4)	(3)	(13)	(4)	(9)	(2)
“Compensation Actually Paid” for Year Shown	1,305	419	1,143	401	1,191	411	1,353	449	1,559	505

Company Selected Measure Name	Return on Average Tangible Equity
Named Executive Officers, Footnote
(1)
For each of the years presented above, our PEO was Tony C. McKim. In 2021, 2022, 2023 and 2024 our other NEOs were Susan A. Norton, Richard M. Elder, Sarah J. Tolman and Jonathan W. Nicholson. In 2025 our other NEO’s were Richard M. Elder, Sarah J. Tolman, Jonathan W. Nicholson and Tammy L. Plummer.

Peer Group Issuers, Footnote
(3)
TSR is calculated based on a fixed investment of $100 made at the closing price as of December 31, 2020, for the period ending December 31 of each year in the table above, assuming reinvestment of all cash dividends and retention of all stock dividends.

(4)
Peer group as defined on Page 25 under Compensation Benchmarking. Peer group TSR is a weighted average based upon market capitalization. To smooth out potential aberrations, peer companies with the highest and lowest TSR have been removed from each year's calculation. In 2024 Cambridge Bancorp and Codorus Valley Bancorp, Inc. were acquired. They were replaced in the peer group by Peoples Financial Services Corp. and Fidelity D&D Bancorp, Inc. In 2025, Northeast Bank was removed from the peer group. Also in 2025, Enterprise Bancorp, Essa Bancorp, Evans Bancorp, HarborOne Bancorp, and Penns Woods Bancorp were acquired. They were replaced in the peer group by LINKBANCORP, Orange County Bancorp, Norwood Financial Corp., and Franklin Financial Services Corporation.

PEO Total Compensation Amount	$ 1,589,000	$ 1,378,000	$ 1,256,000	$ 1,191,000	$ 1,149,000
PEO Actually Paid Compensation Amount	$ 1,559,000	1,353,000	1,191,000	1,143,000	1,305,000
Adjustment To PEO Compensation, Footnote
	2021		2022		2023		2024		2025
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,149	397	1,191	422	1,256	421	1,378	458	1,589	529
Less: Value of Stock Grants reported in SCT	(183)	(49)	(201)	(60)	(233)	(59)	(244)	(62)	(255)	(79)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	269	55	168	44	194	58	243	61	248	60
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	63	26	(18)	(6)	(22)	(6)	(11)	(4)	(14)	(3)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	7	(10)	3	1	(4)	(3)	(13)	(4)	(9)	(2)
“Compensation Actually Paid” for Year Shown	1,305	419	1,143	401	1,191	411	1,353	449	1,559	505

Non-PEO NEO Average Total Compensation Amount	$ 529,000	458,000	421,000	422,000	397,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 505,000	449,000	411,000	401,000	419,000
Adjustment to Non-PEO NEO Compensation Footnote
	2021		2022		2023		2024		2025
Reconciliation of Compensation Actually Paid	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)	PEO $(000s)	Average of Non-PEO NEOs $(000s)
Total Compensation per Summary Compensation Table (SCT)	1,149	397	1,191	422	1,256	421	1,378	458	1,589	529
Less: Value of Stock Grants reported in SCT	(183)	(49)	(201)	(60)	(233)	(59)	(244)	(62)	(255)	(79)
Plus: Year-End Value of Stock Grants Awarded in Fiscal Year that are Unvested and Outstanding	269	55	168	44	194	58	243	61	248	60
Plus: Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	63	26	(18)	(6)	(22)	(6)	(11)	(4)	(14)	(3)
Plus: Change in Fair Value of Prior Year Awards that Vested this Year	7	(10)	3	1	(4)	(3)	(13)	(4)	(9)	(2)
“Compensation Actually Paid” for Year Shown	1,305	419	1,143	401	1,191	411	1,353	449	1,559	505

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The performance measures below were used for the year ended 2025 and represent the most important financial measures used by the Company to link compensation paid to the NEOs, including the PEO, during the most recent fiscal year to the Company’s performance. The following unranked list of Financial Performance Measures applies to each NEO, including the PEO:

Return on Average Tangible Common Equity
Total Shareholder Return
Net Income
Efficiency Ratio
For further information regarding our compensation philosophy and how our executive compensation aligns with performance, refer to the discussion under “Compensation Discussion and Analysis” beginning on page 22

Total Shareholder Return Amount	$ 134.28	131.17	127.96	128.7	129.25
Peer Group Total Shareholder Return Amount	160.69	149.58	132.25	135.94	148.04
Net Income (Loss)	$ 34,394,000	$ 27,045,000	$ 29,519,000	$ 38,990,000	$ 36,269,000
Company Selected Measure Amount	14.5	12.35	14.58	19.15	17.64
PEO Name	Tony C. McKim
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity
Non-GAAP Measure Description	(5) Return on Average Tangible Equity calculation is Net Income divided by Average Tangible Equity. See Appendix A for further detail.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (255,000)	$ (244,000)	$ (233,000)	$ (201,000)	$ (183,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,000	243,000	194,000	168,000	269,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,000)	(11,000)	(22,000)	(18,000)	63,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,000)	(13,000)	(4,000)	3,000	7,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,000)	(62,000)	(59,000)	(60,000)	(49,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,000	61,000	58,000	44,000	55,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000)	(3,000)	(6,000)	(6,000)	26,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000)	$ (4,000)	$ (3,000)	$ 1,000	$ (10,000)